Financial assets at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2019
Financial assets at fair value through other comprehensive income (Tables) [Abstract]
Financial assets at fair value through other comprehensive income

a)     Financial assets at fair value through other comprehensive income

	R$ thousand
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Brazilian government securities	149,536,012	11,531,621	(732)	161,066,901
Corporate debt securities	5,293,589	318,798	(126,710)	5,485,677
Bank debt securities	5,606,859	534,907	(629,287)	5,512,479
Brazilian sovereign bonds	1,696,120	69,616	(18,804)	1,746,932
Foreign governments securities	6,449,559	5,335	-	6,454,894
Mutual funds	2,236,877	10,049	(15,116)	2,231,810
Marketable equity securities and other stocks	8,938,066	1,069,846	(56,595)	9,951,317
Balance on December 31, 2019	179,757,082	13,540,172	(847,244)	192,450,010

Brazilian government securities	146,656,888	4,251,206	(89,339)	150,818,755
Corporate debt securities	5,932,857	187,874	(145,537)	5,975,194
Bank debt securities	6,371,576	117,435	(567,935)	5,921,076
Brazilian sovereign bonds	1,573,965	28,832	(38,130)	1,564,667
Mutual funds	2,856,590	1,742	(16,971)	2,841,361
Marketable equity securities and other stocks	11,685,525	682,783	(1,438,825)	10,929,483
Balance on December 31, 2018 (1)	175,077,401	5,269,872	(2,296,737)	178,050,536

(1) In June 2018, Management decided to reclassify the Securities measured at fair value through other comprehensive income to be measured at amortized cost, in the amount of R$17,022,922 thousand. This reclassification was the result of the alignment of risk and capital management. Without considering this reclassification of the securities it would have been recognized in other comprehensive income fair value changes in the amount of R$(297,343) thousand.

Financial assets at fair value through other comprehensive income - Maturity

b)    Maturity

	R$ thousand
	On December 31, 2019		On December 31, 2018
	Amortized cost	Fair value	Amortized cost	Fair value
Due within one year	33,240,423	33,247,822	75,814,113	75,763,826
From 1 to 5 years	97,066,063	101,397,630	65,896,910	67,290,177
From 5 to 10 years	21,003,150	22,423,476	6,189,446	6,441,750
Over 10 years	17,272,504	23,197,955	15,491,407	17,625,300
No stated maturity	11,174,942	12,183,127	11,685,525	10,929,483
Total	179,757,082	192,450,010	175,077,401	178,050,536

Investments in equity instruments designated at fair value through other comprehensive income

c)     Investments in equity instruments designated at fair value through other comprehensive income

	R$ thousand
	Cost	Adjustments to Fair Value	Fair Value
Marketable equity securities and other stocks	8,938,066	1,013,251	9,951,317
Total in December 31, 2019	8,938,066	1,013,251	9,951,317

Reconciliation of expected losses of financial assets at FVOCI

d)    Reconciliation of expected losses of financial assets at FVOCI:

	R$ thousand
	Stage 1	Stage 2	Stage 3	Total
Expected loss of financial assets at FVOCI on January 1, 2018	21,370	44,482	55,714	121,566
Transferred to Stage 3	(748)	-	-	(748)
Transferred to Stage 1	-	-	748	748
Assets purchased/Assets settled/Reversal	(5,910)	117,579	104,271	215,940
Expected loss of financial assets at FVOCI on December 31, 2018	14,712	162,061	160,733	337,506
New assets originated or purchased/Assets settled or paid	25,128	(149,362)	(14,810)	(139,044)
Expected loss of financial assets at FVOCI on December 31, 2019	39,840	12,699	145,923	198,462